APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.     Name and Address of Issuer:

          Exeter Insurance Fund, Inc.
     1100 Chase Square
     Rochester, New York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer,
check the box but do not list series or classes):   [X]


3.     Investment Company Act File Number:   811-09843


     Securities Act File Number:                      33-64667

4(a).     Last day of fiscal year for which this notice is filed:

          December 30, 2003

4(b).     Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year) (See instruction A.2):
[   ]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check box if this is the last time the issuer will be filing this
Form. [x ]

5.     Calculation of registration fees

     (i)      Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):
$103,027

     (ii)     Aggregate price of securities redeemed or
               repurchased during the fiscal year:
$(1,947,892)

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                      Commission:
$0.00

     (iv)    Total available redemption credits [add Items 5(ii)
               and 5 (iii)]:
$(1,947,892)

     (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:
$0.00

     (vi)    Redemption credits available for use in future years
               -if Item 5(i) is less than Item 5(iv) [subtract
               Item 5(iv) from Item 5 (i)]:
 $(1,844,865)

     (vii)   Multiplier for determining registration fee
                     (See Instruction C.9)
x  .0001267

     (viii)  Registration fee due [multiply Item 5(v) by Item
                       5(vii)] (enter '0' if no fee is due):
=$     0.00

6.     Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report  the  amount of securities (number of shares or other unites)
deducted  here:                                 .

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in  future  fiscal  years,  then  state  that  number  here:
..

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                  +     $                 0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                    -     $            0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          NA


     Method of Delivery     [     ]     Wire Transfer
                    [     ]     Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By Signature and Title:


/s/ Christine Glavin

Christine Glavin
Chief Financial Officer

Date:  February 26, 2004

  -     Please print name and title of the signing officer below the signature.